MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details) € in Thousands, $ in Thousands				2 Months Ended	12 Months Ended
	Sep. 17, 2014 USD ($)	Dec. 19, 2013 USD ($)	Dec. 19, 2013 EUR (€)	Jul. 24, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014	Dec. 31, 2013 USD ($) shares	Jul. 13, 2013 USD ($)
Related Party Transactions [Abstract]
Shares issued for real estate investment | shares							1,300,580
Director [Member]
Related Party Transaction [Line Items]
Reimbursement of reasonable work-related expenses | €			€ 12		€ 12
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage					74.00%	73.00%
Transaction amount							$ 7,153
Time period							3 years
Maximum [Member] | Director [Member]
Related Party Transaction [Line Items]
Monthly consulting fee | €			€ 4		€ 4
Financial Guarantee [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Maximum annual guarantee obligation under credit agreement carrying value								$ 20,000
Maximum aggregate guarantee obligation under credit agreement carrying value								$ 60,000
Term of loan guarantee					3 years
Proceeds from related party guarantee | €				€ 5,000
Related party yearly rate				0.76%
Flamingo South Beach Condominium [Member]
Related Party Transaction [Line Items]
Time period						3 years
Aggregate price of consideration from sale of units	$ 6,400
Subsidiaries [Member]
Related Party Transaction [Line Items]
Limited partnership					20.00%
Subsidiaries [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Salary to CEO		$ 170
Subsidiaries [Member] | Maximum [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Reimbursement of health insurance expenses		24
Reimbursement of reasonable work-related expenses		$ 50